Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 12. SEGMENT INFORMATION

The accounting policies of the segments are described in Note 1, “Summary of Significant Accounting Policies.” Intersegment sales are recorded at or near market prices and are eliminated in determining consolidated sales. The Company evaluates performance based on income from operations before interest expense and taxes. General corporate expenses are also excluded from the computation of income from operations for the segments.

The Company does not disclose total assets by reportable segment since the Company does not produce and review such information internally. The Company does not disclose revenues from external customers for each product because it is impracticable to do so. As the Company’s reporting structure is not organized by country, results by individual country are not provided because it is impracticable to do so.

Financial information by reportable segment and other businesses from continuing operations is set forth below. In 2011, the Company modified its approach to allocating certain Corporate costs to its reportable segments to better reflect the costs required to support operations within segment results. Prior year amounts have been restated to conform with the new methodology.

(In millions)	2011	2010	2009

Net sales to unaffiliated customers:
Pressure-sensitive Materials	$3,971.6	$3,717.4	$3,377.9
Retail Branding and Information Solutions	1,500.8	1,522.1	1,321.2
Other specialty converting businesses	553.9	542.5	487.1
Net sales to unaffiliated customers	$6,026.3	$5,782.0	$5,186.2

Intersegment sales:
Pressure-sensitive Materials	$170.0	$157.0	$147.1
Retail Branding and Information Solutions	2.3	2.0	1.6
Other specialty converting businesses	39.5	30.7	15.8
Intersegment sales	$211.8	$189.7	$164.5

Income (loss) from continuing operations before taxes:
Pressure-sensitive Materials	$312.8	$307.0	$174.0
Retail Branding and Information Solutions	49.9	59.9	(905.1)
Other specialty converting businesses	(6.9)	(.4)	(45.3)
Corporate expense	(51.9)	(51.2)	(65.3)
Interest expense	(71.0)	(76.3)	(84.9)
Income (loss) from continuing operations before taxes	$232.9	$239.0	$(926.6)
Capital expenditures:
Pressure-sensitive Materials	$65.3	$50.2	$41.5
Retail Branding and Information Solutions	20.9	28.2	19.6
Other specialty converting businesses	13.5	22.7	7.6
Corporate	1.6	1.8	1.3
Capital expenditures(1)	$101.3	$102.9	$70.0

Depreciation expense:
Pressure-sensitive Materials	$77.6	$77.8	$86.2
Retail Branding and Information Solutions	53.8	53.2	58.3
Other specialty converting businesses	22.6	26.7	25.6
Corporate	3.8	4.0	3.9
Depreciation expense	$157.8	$161.7	$174.0

Other expense, net by segment:
Pressure-sensitive Materials	$16.9	$7.1	$75.9
Retail Branding and Information Solutions	18.2	5.8	51.7
Other specialty converting businesses	2.6	3.2	29.2
Corporate	8.9	3.5	21.2
Other expense, net	$46.6	$19.6	$178.0

Other expense, net by type:
Restructuring costs:
Severance and related costs	$35.5	$10.0	$78.5
Asset impairment and lease cancellation charges	9.0	2.7	37.3
Other items:
Gain on sale of a product line	(5.6)	–	–
Gain on sale of an investment	–	(.5)	–
Loss from debt extinguishments	.7	4.0	21.2
Loss from curtailment of domestic pension obligations	–	2.5	–
Legal settlements	(1.2)	.9	41.0
OCP divestiture-related costs	8.2	–	–
Other expense, net	$46.6	$19.6	$178.0

(1)	Included capital expenditures accrued but not paid of $9.5 in 2011, $12.4 in 2010, and $8.2 in 2009. Capital expenditures refer to purchases of property, plant and equipment.

Revenues in the Company’s continuing operations by geographic area are set forth below. Revenues are attributed to geographic areas based on the location to which the product is shipped. Export sales from the United States to unaffiliated customers are not a material factor in the Company’s business.

(In millions)	2011	2010	2009

Net sales to unaffiliated customers:
U.S.	$1,636.1	$1,602.5	$1,484.7
Europe	2,007.8	1,896.7	1,813.1
Asia	1,533.5	1,474.9	1,198.8
Latin America	489.8	468.4	379.9
Other international	359.1	339.5	309.7
Net sales	$6,026.3	$5,782.0	$5,186.2

Property, plant and equipment, net in the Company’s U.S. and international operations are set forth below.

(In millions)	2011	2010	2009

Property, plant and equipment, net:
U.S.	$370.5	$488.4	$509.3
International	708.9	774.5	845.4
Property, plant and equipment, net	$1,079.4	$1,262.9	$1,354.7